Inventories (Details of inventories) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories [abstract]
Fuel (coal and oil) for power generation	¥ 5,684,824	¥ 5,391,068
Material and supplies	1,869,462	1,655,357
Gross amounts of inventories	7,554,286	7,046,425
Less: provision for inventory obsolescence	168,875	167,282	¥ 162,389	¥ 163,458
Total	¥ 7,385,411	¥ 6,879,143